Significant accounting policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Operating lease right-of-use assets	¥ 1,868,615	$ 272,091	¥ 1,932,000	$ 280,114
Present value of lease liabilities	¥ 2,063,728		2,125,000
ASC 842 | Effect of adoption
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Operating lease right-of-use assets			2,200,280		¥ 2,200,280
Present value of lease liabilities			¥ 2,399,061